Right-of-use assets (Details Narrative) kr in Thousands, € in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2025 EUR (€)	Dec. 31, 2025 SEK (kr)	Dec. 31, 2024 SEK (kr)
IfrsStatementLineItems [Line Items]
Average lease term		13 years 6 months	13 years
Cash outflow for leasing agreements		kr 137,218	kr 121,640
Short-term leases		18,952	kr 5,826
Cash received for lease | €	€ 2
Derecognizing property, plant and equipment		kr 28,000
Land and buildings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average lease term		1 year
Land and buildings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average lease term		30 years